INCOME TAXES - Federal Income Tax Returns by Jurisdiction (Details)	12 Months Ended
Dec. 31, 2021
United States - Federal | Minimum
Income Taxes
Open Years	2015
United States - Federal | Maximum
Income Taxes
Open Years	2020
Canada | Minimum
Income Taxes
Open Years	2012
Canada | Maximum
Income Taxes
Open Years	2020
Germany | Minimum
Income Taxes
Open Years	2014
Germany | Maximum
Income Taxes
Open Years	2020
France | Minimum
Income Taxes
Open Years	2013
France | Maximum
Income Taxes
Open Years	2020
China | Minimum
Income Taxes
Open Years	2016
China | Maximum
Income Taxes
Open Years	2020
Ireland | Minimum
Income Taxes
Open Years	2016
Ireland | Maximum
Income Taxes
Open Years	2020
Netherlands | Minimum
Income Taxes
Open Years	2017
Netherlands | Maximum
Income Taxes
Open Years	2020
Australia | Minimum
Income Taxes
Open Years	2011
Australia | Maximum
Income Taxes
Open Years	2020
Luxembourg | Minimum
Income Taxes
Open Years	2017
Luxembourg | Maximum
Income Taxes
Open Years	2020